STOCK OPTIONS AND RESTRICTED SHARE UNITS (RSU Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average grant-date value
Unrecognized compensation cost, recognition period	1 year 1 month 2 days
Restricted Stock Units (RSUs) [Member]
Number of RSUs outstanding
Unvested balance at December 31, 2011	13,113,228
Granted	3,618,604	9,465,783	3,434,990
Vested	4,837,002	2,098,377	2,627,178
Forfeited	316,089
Unvested balance at December 31, 2012	11,578,741	13,113,228
Weighted-average grant-date value
Unvested balance at December 31, 2011	$ 4.47
Granted	$ 5.47
Vested	$ 4.29
Forfeited	$ 5.76
Unvested balance at December 31, 2012	$ 4.82	$ 4.47
Unrecognized compensation cost related to unvested restricted shares	$ 44,490,874
Unrecognized compensation cost, recognition period	1 year 3 months 7 days